Investment in Subsidiaries (Details Narrative) - ILS (₪)					1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 20, 2021	Aug. 08, 2021	May 18, 2021	May 14, 2020	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 11, 2019	Sep. 04, 2018	Jun. 24, 2018
IfrsStatementLineItems [Line Items]
Percentage of acquired equity				50.10%							100.00%
Acquired interest of business consideration						₪ 17,300,000		₪ 17,300,000				₪ 8,216,000	₪ 1,214
Total consideration												₪ 7,500,000
Loan bearing interest												2.61
Additional loan												₪ 500,000
Annual fixed interest rate												5
Goodwill				₪ 22,138,000		67,690,000		67,690,000
Invested, in consideration of the allocation				28.2
Non-controlling interests						11,163,000	₪ 17,603,000	11,163,000	₪ 17,603,000
Revenue								219,677,000	65,035,000	₪ 8,926,000
Profit								18,734,000	(38,308,000)	(6,566,000)
Acquisition description	On October 20, 2021, the company engaged in an agreement to purchase 51% of “Maayan Haim” pharmacy located in Bet Dagan which has a license to sell Medical cannabis.	On August 8, 2021, the Company engaged in an agreement to purchase 51% of “Club Pharm Shely” pharmacy located in Binyamina.	In May 18, 2021, the Company acquired 100% of “Pharmazone” trading house, “Doron” pharmacy and “Ahuza” pharmacy located in Raanana.		In March 2021, the Company acquired, through Cannolam, four pharmacies located in Dimona (51%), Tel Aviv (100%), Kfar Hasidim (100%) and Ashdod (51%).
Contingent liabilities recognised in business combination						18,668,000		18,668,000
[custom:ContingentLiabilitiesRecognisedInBusinessCombinationProvisional-0]						9,613,000		9,613,000
Provisional for goodwill						60,986,000		60,986,000
Total comprehensive profit (loss) for the year								7,293,000	(36,040,000)	₪ (5,893,000)
Measurement of Fair Values [Member]
IfrsStatementLineItems [Line Items]
Acquired interest of business consideration						71,388,000		71,388,000
Total consideration						24,304,000		24,304,000
Goodwill						329,000		329,000
Revenue								54,609,000	162,164,000
Equity interests of acquirer						1,178,000		1,178,000
[custom:ProvisionalForEquityInterest-0]						2,381,000		2,381,000
Total comprehensive profit (loss) for the year								3,153,000	₪ 3,068,000
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination								356,000
Measurement of Fair Values [Member] | Disposal of major subsidiary [member]
IfrsStatementLineItems [Line Items]
Equity interests of acquirer						₪ 9,043,000		₪ 9,043,000
Canndoc [Member]
IfrsStatementLineItems [Line Items]
Percentage of acquired equity						100.00%		100.00%
Pharmazone [Member]
IfrsStatementLineItems [Line Items]
Percentage of acquired equity						100.00%		100.00%
Cannolam [Member]
IfrsStatementLineItems [Line Items]
Percentage of acquired equity						50.10%		50.10%
Shares issued				1,788,962
Canndoc Ltd [Member]
IfrsStatementLineItems [Line Items]
Percentage of acquired equity											38.00%	38.00%
Acquired interest of business consideration											₪ 107,632,000		₪ 9,000
Goodwill						₪ 167,965,000		₪ 167,965,000
Non controlling interest percentage				49.90%
Revenue								72,119,000
Profit								₪ 36,218,000
Cannolam Ltd [Member]
IfrsStatementLineItems [Line Items]
Acquired interest of business consideration				₪ 32,159,000
Private allocation description				which constituted approximately 1.62% of the Company’s issued and paid-up capital (1.41% fully diluted), in consideration of 21.9% of the shares of Cannolam Ltd.
Invested value				₪ 10,200
Non-controlling interests				15,655,000
Revenue						₪ 11,160,000
Profit							₪ 2,187,000
Equity interests of acquirer				₪ 15,655,000